Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000075564
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%	5.25%	7.07%
C000075565
Average Annual Return [Line Items]
Average Annual Return, Percent	14.63%	6.72%	8.26%
C000107929
Average Annual Return [Line Items]
Average Annual Return, Percent	11.66%	4.59%	6.05%
C000154558
Average Annual Return [Line Items]
Average Annual Return, Percent	14.46%	6.14%	7.12%
C000112693
Average Annual Return [Line Items]
Average Annual Return, Percent	10.19%	4.76%	6.40%
C000107931
Average Annual Return [Line Items]
Average Annual Return, Percent	11.19%	4.44%	5.92%
C000107930
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%	7.01%	8.29%
C000107932
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%	5.64%	7.38%
C000135433
Average Annual Return [Line Items]
Average Annual Return, Percent	12.16%	7.06%	8.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
MSCI World Index (Gross)
Average Annual Return [Line Items]
Average Annual Return, Percent	21.81%	11.98%	13.70%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.79%	0.08%	1.54%